Summary of Time and Performance Stock Option Activity (Detail) (Time and Performance Based Stock Options, USD $)	1 Months Ended		12 Months Ended
	Dec. 30, 2011	Sep. 16, 2011	Apr. 30, 2012 2011 Plan
Number of options
Granted			36,144,451
Forfeited
Exchanged options	3,784,350	1,892,175	5,676,525
Outstanding, end of period			41,820,976
Exercisable, end of period
Weighted average exercise price
Granted			$ 0.65
Forfeited
Exchanged options			$ 0.65
Outstanding, end of period			$ 0.65
Weighted remaining contractual life
Outstanding, end of period			9 years 7 months 6 days